Offerings - Offering: 1	Feb. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Ordinary Shares, par value US$0.00001 per share
Amount Registered | shares	193,360,650
Proposed Maximum Offering Price per Unit	0.0320
Maximum Aggregate Offering Price	$ 6,187,540.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 854.50
Offering Note	The Class B ordinary shares, par value US$0.00001 per share (the “Class B Ordinary Shares”) of Trident Digital Tech Holdings Ltd (the “Company”) registered hereunder are represented by American depositary shares (“ADSs”), each representing eight Class B Ordinary Shares. The Company’s ADSs issuable upon deposit of the Class B Ordinary Shares have been registered under a separate registration statement on Form F-6 (Registration No. 333- 275089).

Represents Class B Ordinary Shares to be issued in connection with the share awards granted under the 2023 Equity Incentive Plan, as amended and restated.

Estimated solely for the purpose of determining the amount of registration fee pursuant to Rule 457(c) and (h) under the Securities Act of 1933, as amended, based on the average of the high ($0.27) and low ($0.24) prices for the Company’s ADS on the Nasdaq Capital Market on February 10, 2026, and adjusted for the ADS-to-Class B Ordinary Share ratio.